General - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Limited liability company or Limited partnership, Business, Formation state		Oregon, USA
Class of warrant or right, Number of securities called by each warrant or right	0.5	1.5
Adjustments to additional paid in capital, Stock issued, Issuance costs | $		$ 9,869	$ 5,329	$ 2,864
Adjustments to additional paid in capital, Forfeiture shares liability | $		$ 4,500
LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Limited liability company or Limited partnership, Members or limited partners, Ownership interest		25.00%
General and Administrative Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Options vesting acceleration and Listing expenses | $		$ 3,400
Recapitalization [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, Conversion basis		a one-to-one basis
Recapitalization [Member] | Redeemable Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, Shares converted	67,242,640
Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Conversion Basis	one
Proceeds from merger | $	$ 29,900
Merger Agreement Closing [Member] | PIPE Financing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from merger and issuance of common stock | $	131,600
Payments for underwriting fees and issuance costs | $	$ 23,400
Adjustments to additional paid in capital, Stock issued, Issuance costs | $		$ 20,800
Noncash merger related costs | $		2,600
Merger Agreement Closing [Member] | PIPE Financing [Member] | General and Administrative Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncash merger related costs | $		2,100
Merger Agreement Closing [Member] | PIPE Financing [Member] | Financial Income Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncash merger related costs | $		$ 500
PTK [Member] | Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Outstanding	18,160,000
Common Stock [Member] | Recapitalization [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price | $ / shares	$ 10.00
Stockholders equity, Reverse stock split, Conversion ratio	0.662531
Common Stock [Member] | Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, Shares converted	5,867,763
Common Stock [Member] | Merger Agreement Closing [Member] | PTK Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares, Issued for services	2,875,000
Equity method investment, Ownership percentage	35.00%
Common Stock [Member] | PTK [Member] | Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Number of securities called by each warrant or right	9,080,000
Common Stock [Member] | PTK [Member] | Merger Agreement Closing [Member] | PTK Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Conversion Basis	1,006,250
PIPE Shares [Member] | Private Investment In Public Equity Investors [Member] | PIPE Financing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares	12,500,000
Shares issued, Price per share | $ / shares	$ 10.00
Proceeds from issuance of common stock | $	$ 125,000
Public Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Outstanding		11,500,000
Class of warrant or right, Number of securities called by each warrant or right		1.5
Public Warrants [Member] | PTK [Member] | Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Outstanding	11,500,000
Private Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Outstanding		6,660,000
Private Warrants [Member] | Merger Agreement Closing [Member] | PTK Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right issued during period, Warrants	6,660,000
Private Warrants [Member] | PTK [Member] | Merger Agreement Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, Outstanding	6,660,000
Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, Description of principal activities		marketing of and support for the Company’s products